Goodwill and Intangible Assets - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 01, 2021	Nov. 30, 2018	Apr. 30, 2018	Nov. 30, 2016
Disclosure of reconciliation of changes in goodwill [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill	$ 0	$ 0	$ 0
Term of strategic plan	3 years
Term used to extrapolate cash flow projections (in years)	5 years
Growth rate used to extrapolate cash flow projections (percentage)	2.00%
Goodwill	$ 321,700,000	$ 321,800,000
Impakt Acquisition
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 112,100,000
Acquisitions prior to Impakt acquisition
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill					$ 19,500,000
Karel
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill							$ 3,700,000
Atrenne
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill						$ 62,600,000
PCI
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill				$ 123,800,000